CONTINGENCIES (Details) - lawsuit	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Minimum number of lawsuits that could have material impact on the liquidity, results of operations, or financial condition	1	1